Property and Equipment (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Depreciation expense	$ 21,849	$ 20,535	$ 37,984	$ 36,723
Equipment [Member] | Minimum [Member]
Property and Equipment (Textual)
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Property and Equipment (Textual)
Estimated useful life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and Equipment (Textual)
Estimated useful life	3 years		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and Equipment (Textual)
Estimated useful life	7 years		7 years
Hardware and Software [Member] | Minimum [Member]
Property and Equipment (Textual)
Estimated useful life	3 years		3 years
Hardware and Software [Member] | Maximum [Member]
Property and Equipment (Textual)
Estimated useful life	7 years		7 years
Leasehold Improvements [Member]
Property and Equipment (Textual)
Amount invested	$ 18,234
Leasehold Improvements [Member] | Minimum [Member]
Property and Equipment (Textual)
Estimated useful life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property and Equipment (Textual)
Estimated useful life	7 years
New hires [Member]
Property and Equipment (Textual)
Amount invested	$ 19,305
New Shop Equipment [Member]
Property and Equipment (Textual)
Amount invested	59,660
Office furnishings [Member]
Property and Equipment (Textual)
Amount invested	$ 1,266